[USAA(R) logo appears here.]



                  USAA GLOBAL TITANS
                                INDEX Fund




                             [Image appears here.]




             Annual Report

--------------------------------------------------------------------------------

December 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 8

      PORTFOLIO HIGHLIGHTS                                            10

      FINANCIAL INFORMATION

         Distributions to Shareholders                                11

         Independent Auditors' Report                                 12

         Portfolio of Investments                                     13

         Notes to Portfolio of Investments                            16

         Statement of Assets and Liabilities                          17

         Statement of Operations                                      18

         Statements of Changes in Net Assets                          19

         Notes to Financial Statements                                20

         Directors' Information                                       30

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
        Growth                       TAXABLE BOND            ASSET ALLOCATION
                              --------------------------------------------------
     Growth & Income
                                     GNMA Trust            Balanced Strategy
      Income Stock
                               High-Yield Opportunities    Cornerstone Strategy
     International
                                        Income           Growth and Tax Strategy
     Precious Metals
      and Minerals              Intermediate-Term Bond       Growth Strategy
  (ON OCTOBER 1, 2001,
  THE FUND'S NAME WAS               Short-Term Bond          Income Strategy
  CHANGED FROM GOLD TO
PRECIOUS METALS AND MINERALS.)
                              ---------------------------
 Science & Technology               TAX-EXEMPT BOND
                              ---------------------------
   Small Cap Stock
                                      Long-Term
        Value
                                  Intermediate-Term
    World Growth
                                      Short-Term

                                  State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. The practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:

               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours




               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA GLOBAL TITANS INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE.
               (C)2002, USAA. ALL RIGHTS RESERVED.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears here.]
                                                        "
                                                 A BLEND OF BOTH

                                          APPROACHES--INDEXING AND ACTIVE

                                            MANAGEMENT--CAN BE A USEFUL

                                               INVESTMENT STRATEGY.
                                                        "
--------------------------------------------------------------------------------

               By most measures, 2001 was disappointing for equity investors. Still, the stock market was remarkably resilient in the wake of September 11th. Although the Dow Jones Industrial Average declined 14.26% during the week after trading reopened, the market had recovered its losses by year end. Investors, however, remain skeptical that the market will sustain its recovery, and prices were weaker by the end of your Fund's annual report period.

               The current uncertainty makes prudent investing all the more important; investors would be well-advised to use a variety of strategies to reduce risk and maximize returns. One such approach is to combine index investing with active management. Each has advantages and drawbacks.

               As you know, an index fund is a mutual fund that holds a portfolio of securities designed to match the performance of a particular index. For example, an S&P 500 index fund includes stocks found in the Standard & Poor's 500 Stock Index, which is constructed using market weights (stock price multiplied by number of shares outstanding) to provide a broad indicator of stock price movements.

               When you invest in an index fund, your returns will be similar to the returns of the underlying market. Potential benefits of

....CONTINUED
--------------------------------------------------------------------------------


               index funds include lower costs and tax efficiency. In most cases, fund managers only trade securities when the index itself changes. The risk of indexing comes during market corrections or company failures. When the market or a particular stock included in the index falters, so will the index.

               That's where active management comes in. An actively managed mutual fund is one in which portfolio managers make decisions about what to buy and sell based on their evaluation of issues ranging from economic conditions to the health of a company's balance sheet. Their goal is to make the most of opportunities and to minimize the impact of market fluctuations.

               A blend of both approaches--indexing and active management--can be a useful investment strategy, and USAA can help provide this balance. But whatever strategy you choose, you will always benefit from patience--and a personalized asset allocation and diversification plan. On behalf of the entire team at USAA, I would like to thank you for trusting us to help you determine and plan your investment goals. We will continue to work hard on your behalf.

               Sincerely,

               /s/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. - THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. - THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. - FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

6

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA GLOBAL TITANS INDEX FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Seeks to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               At least 80% of the Fund's assets will be invested in the stocks of companies composing the Dow Jones Global Titans 50 Index.


--------------------------------------------------------------------------------
                                          12/31/01                    12/31/00
--------------------------------------------------------------------------------
 Net Assets                             $14.6 Million              $14.6 Million
 Net Asset Value Per Share                  $7.94                      $9.23


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------
          1 YEAR                               SINCE INCEPTION ON 10/27/00
         -13.26%                                        -17.16%



               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Global Titans Index Fund to the Dow Jones Global Titans 50 Index for the period of 10/30/00 through 12/31/01. The data points from the graph are as follows:

                     USAA GLOBAL            DOW JONES GLOBAL
                  TITANS INDEX FUND         TITANS 50 INDEX
                  -----------------         ----------------

10/30/2000             $10,000                $10,000
10/31/2000              10,130                 10,177
11/30/2000               9,390                  9,414
12/31/2000               9,230                  9,214
01/31/2001               9,550                  9,576
02/28/2001               8,650                  8,677
03/31/2001               8,130                  8,174
04/30/2001               8,830                  8,883
05/31/2001               8,710                  8,766
06/30/2001               8,470                  8,532
07/31/2001               8,330                  8,396
08/31/2001               7,810                  7,891
09/30/2001               7,400                  7,484
10/31/2001               7,560                  7,657
11/30/2001               7,950                  8,049
12/31/2001               8,006                  8,081

DATA FROM 10/30/00* THROUGH 12/31/01.


               The graph illustrates how a $10,000 hypothetical investment in the USAA Global Titans Index Fund so closely tracks the Dow Jones Global Titans 50 Index that the difference is barely visible on the graph. The Dow Jones Global Titans 50 Index is a market-capitalization-weighted index composed of 50 stocks of the world's largest multinational companies with a distinct asset class and no national borders to define their territories.



               'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES & COMPANY, INC., AND DOW JONES & COMPANY, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

               * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

8

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


PERFORMANCE
--------------------------------------------------------------------------------

               The USAA Global Titans Index Fund seeks to track the Dow Jones Global Titans 50 Index. For the period ended December 31, 2001, the Fund returned -13.26% and the Dow Jones Global Titans 50 Index returned -12.07%.


MARKET CONDITIONS
--------------------------------------------------------------------------------

               The year was characterized by widespread economic weakness, both in the United States and abroad. As 2001 began, many companies in formerly robust sectors such as telecommunications, technology, and financial services were reporting slowing sales, declining profits, and layoffs. Unemployment was also a major concern throughout the year: In March, layoffs reached a record pace, and by year end the unemployment rate stood at 5.8%. As U.S. consumers feared job losses, many cut back on purchases of foreign goods; import sales dropped $800 million in August alone. This had a negative impact on international companies that rely on the U.S. market for a large percentage of their revenues. Many investors also reacted negatively to poor corporate results and weak economic conditions, driving stock prices lower on financial markets around the globe. In this already uncertain environment, the terrorist attacks of September 11, 2001, further clouded the political and economic outlook.

               Throughout the year, the Federal Reserve Board (the Fed) cut interest rates seeking to restore economic growth at home and


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 7 FOR THE DOW JONES GLOBAL TITANS 50 INDEX DEFINITION.

....CONTINUED
--------------------------------------------------------------------------------


               bolster investor confidence internationally. The Fed reduced rates a record 11 times in 2001--three cuts in the direct aftermath of September 11--to reassure shaky financial markets worldwide. The last rate cut on December 11 brought the federal funds rate to 1.75%, the lowest level since 1962. By the end of 2001, there were some indications that the economy was beginning to respond to the Fed's rate cuts, and global financial markets rallied in the last quarter of the year. However, it was not enough to avoid losses for the year in many established markets, including the United States and most of Western Europe and Asia.


SECTOR PERFORMANCE
--------------------------------------------------------------------------------

               Many index sectors were negatively affected by the economic weakness that prevailed throughout 2001. Health and personal care companies (15.13% of the index as of December 31, 2001) fell 15.61%. Telecommunications firms (11.81% of the index) declined 17.53%, while energy companies (11.23% of the index) lost 8.66% over the year. Shares of the index's largest holding, General Electric (6.87% of the index), fell 15.07%. Microsoft (5.26% of the index) gained 52.74%. Citigroup (4.49% of the index) shares lost 0.03% in 2001. Intel (3.65% of the index) and IBM (3.59% of the index) both managed gains, rising 4.89% and 43.0%, respectively. Shares of Johnson & Johnson (3.13% of the index) gained 14.01%, while Vodafone (3.02% of the index) stock lost 26.13%. Wal-Mart Stores (2.74% of the index) increased 8.94% over the year.



               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-15.

               FOREIGN  INVESTING  IS  SUBJECT  TO  ADDITIONAL  RISKS,  SUCH  AS
               CURRENCY   FLUCTUATIONS,   MARKET   ILLIQUIDITY,   AND  POLITICAL
               INSTABILITY.

10

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


---=-----------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
---------------------------------------------

  General Electric Co.                  6.8%

  Microsoft Corp.                       5.2%

  Exxon Mobil Corp.                     4.6%

  Citigroup, Inc.                       4.5%

  Pfizer, Inc.                          4.3%

  IBM Corp.                             3.6%

  Intel Corp.                           3.6%

  American International Group, Inc.    3.5%

  Johnson & Johnson, Inc.               3.1%

  Vodafone Group plc                    3.0%

---------------------------------------------

                              --------------------------------------------------
                                              TOP 10 INDUSTRIES
                                              (% of Net Assets)
                              --------------------------------------------------

                                Pharmaceuticals                           15.0%

                                Industrial Conglomerates                   9.8%

                                Integrated Telecommunication Services      8.7%

                                Diversified Financial Services             7.3%

                                Banks                                      7.0%

                                Oil & Gas Exploration & Production         6.5%

                                Systems Software                           5.2%

                                Wireless Telecommunication Services        5.0%

                                Integrated Oil & Gas                       4.6%

                                Multi-Line Insurance                       4.6%

                              --------------------------------------------------

---------------------------------------------
               TOP 5 COUNTRIES
              (% of Net Assets)
---------------------------------------------

    United States                  68.7%

    United Kingdom                 12.0%

    Switzerland                     5.8%

    Germany                         2.8%

    Japan                           2.8%

---------------------------------------------


YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-15.

DISTRIBUTIONS
--------------------------------------------------------------------------------
                                to SHAREHOLDERS


USAA GLOBAL TITANS INDEX FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year and calendar year ended December 31, 2001.



               -------------------------------------

                    Ordinary Income*    $.06452

               -------------------------------------



               96.21% of ordinary income distributions qualifies for deduction by corporations.





               *INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

12

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA GLOBAL TITANS INDEX FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Global Titans Index Fund, a series of USAA Mutual Fund, Inc., as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights, presented in Note 8 to the financial statements, for the year then ended and the period from October 27, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Global Titans Index Fund as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from October 27, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

               San Antonio, Texas
               February 1, 2002

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001

                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            DOMESTIC STOCKS (68.7%)

    6,522   American International Group, Inc.                           $   518
   10,655   AOL Time Warner, Inc. *                                          342
    8,834   AT&T Corp.                                                       160
    3,936   Bank of America Corp.                                            248
    4,683   BellSouth Corp.                                                  179
   18,202   Cisco Systems, Inc. *                                            330
   12,914   Citigroup, Inc.                                                  652
    5,720   Coca-Cola Co.                                                    270
   17,115   Exxon Mobil Corp.                                                673
    4,343   Ford Motor Co.                                                    68
   24,861   General Electric Co.                                             997
    4,310   IBM Corp.                                                        521
   16,838   Intel Corp.                                                      530
    4,965   J. P. Morgan Chase & Co.                                         180
    7,674   Johnson & Johnson, Inc.                                          454
    5,691   Merck & Co., Inc.                                                335
   11,518   Microsoft Corp. *                                                763
    2,500   Morgan Stanley Dean Witter & Co.                                 140
   15,819   Pfizer, Inc.                                                     630
    5,420   Philip Morris Companies, Inc.                                    248
    3,261   Procter & Gamble Co.                                             258
    8,451   SBC Communications, Inc.                                         331
    5,001   Tyco International Ltd.                                          295
    6,752   Verizon Communications, Inc.                                     320
    6,901   Wal-Mart Stores, Inc.                                            397
    5,196   Walt Disney Co.                                                  108
    7,333   WorldCom, Inc.-WorldCom Group *                                  103
--------------------------------------------------------------------------------
            Total domestic stocks (cost: $10,439)                         10,050
--------------------------------------------------------------------------------

            FOREIGN STOCKS (30.2%)

            FINLAND (2.1%)
   11,656   Nokia Oyj ADR                                                    300
--------------------------------------------------------------------------------

            FRANCE (2.2%)
    3,368   AXA S.A.                                                          70
    1,756   TotalFinaElf S.A.                                                251
--------------------------------------------------------------------------------
                                                                             321
--------------------------------------------------------------------------------

14

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001

                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            GERMANY (2.8%)
      375   Allianz Holding AG                                           $    89
    2,114   DaimlerChrysler AG                                                91
    5,822   Deutsche Telekom AG                                              100
    2,044   Siemens AG                                                       135
--------------------------------------------------------------------------------
                                                                             415
--------------------------------------------------------------------------------

            JAPAN (2.8%)
       14   Mitsubishi Tokyo Finance Group, Inc. *                            94
    2,100   Sony Corp.                                                        96
    8,600   Toyota Motor Corp.                                               218
--------------------------------------------------------------------------------
                                                                             408
--------------------------------------------------------------------------------

            NETHERLANDS (2.5%)
    3,946   ING Groep N.V.                                                   101
    5,261   Royal Dutch Petroleum Co.                                        266
--------------------------------------------------------------------------------
                                                                             367
--------------------------------------------------------------------------------

            SWITZERLAND (5.8%)
    2,355   Credit Suisse Group                                              101
      961   Nestle S.A.                                                      205
    7,171   Novartis AG                                                      259
    1,724   Roche Holdings AG                                                123
    3,182   UBS AG                                                           161
--------------------------------------------------------------------------------
                                                                             849
--------------------------------------------------------------------------------

            UNITED KINGDOM (12.0%)
   55,752   BP plc                                                           433
   20,758   BT Group plc                                                      76
   15,429   GlaxoSmithKline plc                                              387
   23,180   HSBC Holdings plc *                                              272
   13,765   Lloyds TSB Group plc                                             149
  165,872   Vodafone Group plc                                               433
--------------------------------------------------------------------------------
                                                                           1,750
--------------------------------------------------------------------------------
            Total foreign stocks (cost: $4,892)                            4,410
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS (COST: $15,331)                            $14,460
================================================================================

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

             Pharmaceuticals                                     15.0%
             Industrial Conglomerates                             9.8
             Integrated Telecommunication Services                8.7
             Diversified Financial Services                       7.3
             Banks                                                7.0
             Oil & Gas Exploration & Production                   6.5
             Systems Software                                     5.2
             Wireless Telecommunication Services                  5.0
             Integrated Oil & Gas                                 4.6
             Multi-Line Insurance                                 4.6
             Computer Hardware                                    3.6
             Semiconductors                                       3.6
             Movies & Entertainment                               3.1
             General Merchandise Stores                           2.7
             Automobile Manufacturers                             2.6
             Networking Equipment                                 2.3
             Household Products                                   1.8
             Soft Drinks                                          1.8
             Tobacco                                              1.7
             Packaged Foods                                       1.4
             Other                                                0.6
                                                                 ----
             Total                                               98.9%
                                                                 ====

16

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          * Non-income-producing security.




          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001

ASSETS

   Investments in securities, at market value (identified cost of $15,331)      $ 14,460
   Cash denominated in foreign currencies (identified cost of $12)                    12
   Receivables:
      Capital shares sold                                                             93
      Dividends and interest                                                          20
      Securities sold                                                                496
                                                                                --------
         Total assets                                                             15,081
                                                                                --------
LIABILITIES

   Securities purchased                                                              121
   Unrealized depreciation on foreign currency contracts held, at value                1
   Capital shares redeemed                                                            16
   Bank overdraft                                                                    293
   USAA Investment Management Company                                                  1
   Accounts payable and accrued expenses                                              35
                                                                                --------
         Total liabilities                                                           467
                                                                                --------
            Net assets applicable to capital shares outstanding                 $ 14,614
                                                                                ========
REPRESENTED BY:

   Paid-in capital                                                              $ 17,824
   Accumulated undistributed net investment income                                    22
   Accumulated net realized loss on investments                                   (2,361)
   Net unrealized depreciation on investments                                       (871)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $ 14,614
                                                                                ========
   Capital shares outstanding                                                      1,840
                                                                                ========
   Authorized shares of $.01 par value                                           100,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   7.94
                                                                                ========




   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)


USAA GLOBAL TITANS INDEX FUND

YEAR ENDED DECEMBER 31, 2001


NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $10)                  $   224
      Interest                                                                3
                                                                        -------
         Total income                                                       227
                                                                        -------
   Expenses:
      Advisory fees                                                          39
      Administrative fees                                                    54
      Transfer agent's fees                                                  49
      Custodian's fees                                                       66
      Postage                                                                18
      Shareholder reporting fees                                              1
      Directors' fees                                                         4
      Registration fees                                                      67
      Professional fees                                                      43
      Other                                                                  10
                                                                        -------
         Total expenses                                                     351
      Expenses reimbursed                                                  (218)
                                                                        -------
         Net expenses                                                       133
                                                                        -------
            Net investment income                                            94
                                                                        -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                        (2,360)
      Foreign currency transactions                                           2
   Change in net unrealized appreciation/depreciation of
      investments and foreign currency                                      211
                                                                        -------
            Net realized and unrealized loss                             (2,147)
                                                                        -------
Decrease in net assets resulting from operations                        $(2,053)
                                                                        =======




   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA GLOBAL TITANS INDEX FUND

YEAR ENDED DECEMBER 31, 2001,
AND PERIOD ENDED DECEMBER 31, 2000*


                                                              2001        2000*
                                                           ---------------------
FROM OPERATIONS

   Net investment income                                    $     94    $    16
   Net realized loss on investments                           (2,360)         -
   Net realized gain (loss) on foreign currency transactions       2         (2)
   Change in net unrealized appreciation/depreciation of
      investments                                                211     (1,082)
                                                            -------------------
      Decrease in net assets resulting
         from operations                                      (2,053)    (1,068)
                                                            -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (148)         -
                                                            -------------------
   Net realized gains                                             (1)         -
                                                            -------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  14,197     15,771
   Reinvested dividends                                          117          -
   Cost of shares redeemed                                   (12,126)       (75)
                                                            -------------------
      Increase in net assets from capital
         share transactions                                    2,188     15,696
                                                            -------------------
Net increase (decrease) in net assets                            (14)    14,628

NET ASSETS

   Beginning of period                                        14,628          -
                                                            -------------------
   End of period                                            $ 14,614    $14,628
                                                            ===================
Accumulated undistributed net investment income:
   End of period                                            $     22    $    24
                                                            ===================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                 1,666      1,594
   Shares issued for dividends reinvested                         15          -
   Shares redeemed                                            (1,427)        (8)
                                                            -------------------
      Increase in shares outstanding                             254      1,586
                                                            ===================


   * FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a nondiversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Global Titans Index Fund (the
          Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index. The Dow Jones Global Titans 50 Index currently consists of the 50 largest multinational companies in the world. Each of these companies currently has a market capitalization of at least
          $20 billion. USAA Investment Management Company (the Manager) has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Dow Jones Global Titans 50 Index.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


                  market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

            B. FUTURES  CONTRACTS  - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged securities.

22

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


            C. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital by $50,000, increase accumulated undistributed net investment income by $52,000, and increase accumulated net realized loss on investments by $2,000.

            D. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Market value of securities,  other assets,  and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


               2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

               Net  realized  and  unrealized   foreign  currency   gains/losses
               occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

               Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            F. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended December 31, 2001, custodian fee offset arrangements did not affect fees.

24

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


            G. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended December 31, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


          in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $1,092,000, which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2001, were $13,945,000 and $11,790,000, respectively.

          The cost of securities at December 31, 2001, for federal income tax purposes, was $16,600,000. Gross unrealized appreciation and depreciation of investments at December 31, 2001, for federal tax purposes, were $455,000 and $2,595,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

26

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


          At December 31, 2001, the terms of open foreign currency contracts were as follows (in thousands):

          FOREIGN CURRENCY CONTRACTS TO BUY:

--------------------------------------------------------------------------------
                        U.S. DOLLAR
EXCHANGE  CONTRACTS TO  VALUE AS OF   IN EXCHANGE      UNREALIZED   UNREALIZED
  DATE       RECEIVE     12/31/01    FOR U.S. DOLLAR  APPRECIATION DEPRECIATION
--------------------------------------------------------------------------------
1/03/02   7 Swiss Franc     $  4         $  4              $-          $-
1/03/02      10 Euro           9            9               -           -
1/02/02  7 Pound Sterling     10           10               -           -
--------------------------------------------------------------------------------
                            $ 23         $ 23              $-          $-
================================================================================


          FOREIGN CURRENCY CONTRACTS TO SELL:

--------------------------------------------------------------------------------
                        U.S. DOLLAR
EXCHANGE  CONTRACTS TO  VALUE AS OF   IN EXCHANGE      UNREALIZED   UNREALIZED
  DATE       DELIVER     12/31/01    FOR U.S. DOLLAR  APPRECIATION DEPRECIATION
--------------------------------------------------------------------------------
1/04/02   49 Swiss Franc    $ 30         $ 29              $-          $(1)
1/04/02      57 Euro          50           50               -            -
1/04/02  42 Pound Sterling    61           61               -            -
1/04/02 2,400 Japanese Yen    18           18               -            -
--------------------------------------------------------------------------------
                            $159         $158              $-          $(1)
================================================================================

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. ADVISORY  FEES - The Manager  carries  out the Fund's  investment policies and provides oversight of the management of the Fund's portfolio. The Fund's advisory fees are computed at an annualized rate of 0.25% of its average net assets, accrued daily and paid monthly.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


               The Manager has retained Barclays to serve as subadviser for the Fund, giving it responsibility for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, Barclays receives a fee from the Manager at an annual rate equal to 0.09% of the Fund's average daily net assets on amounts up to and including $250 million and 0.04% of average daily net assets on amounts above $250 million.

            B. ADMINISTRATIVE  FEES - The Manager  provides  services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of its average net assets, accrued daily and paid monthly.

            C. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.85% of its annual average net assets until May 1, 2002, excluding credits from fee offset arrangements, and accordingly has waived payment of a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets.

28

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

            E. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2001


(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  YEAR ENDED        PERIOD ENDED
                                                DECEMBER 31,        DECEMBER 31,
                                                --------------------------------
                                                        2001               2000*
                                                --------------------------------
Net asset value at
   beginning of period                               $  9.23            $ 10.00
Net investment income                                    .07                .01b
Net realized and unrealized
   loss on investments                                 (1.30)              (.78)
Distributions from net
   investment income                                    (.06)                 -
                                                --------------------------------
Net asset value at
   end of period                                     $  7.94            $  9.23
                                                ================================
Total return (%) **                                   (13.26)             (7.70)
Net assets at end
   of period (000)                                   $14,614            $14,628
Ratio of expenses to
   average net assets (%)                                .85                .85a
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)                                   2.26               3.24a
Ratio of net investment
   income to average
   net assets (%)                                        .61                .73a
Portfolio turnover (%)                                 76.63                .24




 *  Fund commenced operations on October 27, 2000.
**  Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.

30

DIRECTORS'
--------------------------------------------------------------------------------
                                  INFORMATION


DIRECTORS AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of eight Directors and five officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).



INTERESTED DIRECTORS1
--------------------------------------------------------------------------------

          ROBERT G. DAVIS 2
          Director and Chairman of the Board of Directors
          Age: 55

          President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98- 5/99); President, Chief Executive Officer, Director, and Chairman

....CONTINUED
--------------------------------------------------------------------------------


          of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/ Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.


          CHRISTOPHER W. CLAUS 2
          Director, President, and Vice Chairman of the Board of Directors
          Age: 41

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          DAVID G. PEEBLES 4
          Director and Vice President
          Age: 62

          Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.

32

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN 3, 4, 5
          200 Patterson #1008, San Antonio, TX 78209
          Director
          Age: 56

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          ROBERT L. MASON, PH.D. 3, 4, 5
          12823 Queens Forest, San Antonio, TX 78230
          Director
          Age: 55

          Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), a nonprofit organization that focuses on scientific research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          MICHAEL F. REIMHERR 3, 4, 5
          128 East Arrowhead, San Antonio, TX 78228
          Director
          Age: 56

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

....CONTINUED
--------------------------------------------------------------------------------


          RICHARD A. ZUCKER 2, 3, 4, 5
          407 Arch Bluff, San Antonio, TX 78216
          Director
          Age: 58

          Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          LAURA T. STARKS, PH.D. 3, 4, 5
          5405 Ridge Oak Drive, Austin, TX 78731-5405
          Director
          Age: 52

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.










          1 INDICATES  THOSE  DIRECTORS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
            MANAGEMENT COMPANY  OR  AFFILIATED   COMPANIES  AND  ARE  CONSIDERED
            "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          2 MEMBER OF EXECUTIVE COMMITTEE

          3 MEMBER OF AUDIT COMMITTEE

          4 MEMBER OF PRICING AND INVESTMENT COMMITTEE

          5 MEMBER OF CORPORATE GOVERNANCE COMMITTEE

34

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


               The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 2001.

--------------------------------------------------------------------------------
                                                            TOTAL COMPENSATION
    NAME                    AGGREGATE COMPENSATION            FROM THE USAA
 OF DIRECTOR                   FROM THE COMPANY             FAMILY OF FUNDS(B)
--------------------------------------------------------------------------------

 INTERESTED DIRECTOR
 Robert G. Davis                  None (a)                       None (a)
 Christopher W. Claus             None (a)                       None (a)
 David G. Peebles                 None (a)                       None (a)
 Michael J. C. Roth (c)           None (a)                       None (a)


 NON-INTERESTED DIRECTOR
 Barbara B. Dreeben               $ 9,750                       $ 39,000
 Robert L. Mason                  $ 9,750                       $ 39,000
 Michael F. Reimherr              $ 9,750                       $ 39,000
 Laura T. Starks                  $ 9,750                       $ 39,000
 Richard A. Zucker                $ 9,750                       $ 39,000
--------------------------------------------------------------------------------

               (A) ROBERT G. DAVIS,  CHRISTOPHER W. CLAUS,  AND DAVID G. PEEBLES
                   ARE AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS. PRIOR TO HIS RETIREMENT ON FEBRUARY 12, 2001, MICHAEL J. C. ROTH WAS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER AND RECEIVED NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS.

               (B) AT DECEMBER 31, 2001,  THE USAA FAMILY OF FUNDS  CONSISTED OF
                   FOUR REGISTERED INVESTMENT COMPANIES OFFERING 41 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE OF EACH INVESTMENT COMPANY IN THE USAA FAMILY OF FUNDS. IN ADDITION, MICHAEL J. C. ROTH SERVED AS A TRUSTEE OF USAA LIFE INVESTMENT TRUST, A REGISTERED INVESTMENT COMPANY ADVISED BY IMCO, CONSISTING OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY. MR. ROTH RECEIVED NO COMPENSATION AS TRUSTEE OF USAA LIFE INVESTMENT TRUST.

               (C) EFFECTIVE  FEBRUARY 12, 2001, MICHAEL J. C. ROTH RETIRED FROM
                   THE BOARD OF DIRECTORS.

....CONTINUED
--------------------------------------------------------------------------------


INTERESTED OFFICERS1
--------------------------------------------------------------------------------

          KENNETH E. WILLMANN
          Vice President
          Age: 55

          Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          MICHAEL D. WAGNER
          Secretary
          Age: 53

          Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


          MARK S. HOWARD
          Assistant Secretary
          Age: 38

          Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA
          (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Network, Inc.; the USAA family of funds consisting of four registered investment companies

36

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


          offering 41 individual Funds at December 31, 2001; and for USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          DAVID M. HOLMES
          Treasurer
          Age: 41

          Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.


          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Age: 41

          Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001.






          1 INDICATES  THOSE  OFFICERS  WHO  ARE  EMPLOYEES  OF USAA  INVESTMENT
            MANAGEMENT  COMPANY  OR AFFILIATED   COMPANIES  AND  ARE  CONSIDERED
            "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

NOTES
--------------------------------------------------------------------------------

38

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

              INTERNET ACCESS   USAA.COM

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                                                                      Paper

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